Changes in organization and disposals - Increase of stake in and consolidation of UBS Securities China (Narrative) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure Of Stake In UBS Securities China [Line Items]
Percentage of stake in UBS Securities China before acquisition	24.99%
Percentage of stake in UBS Securities China after acquisition	51.00%
Percentage of additional stake in UBS Securities China aquired in transaction	26.01%
Acquisition cost of stake increase in UBS Securities China	$ 125
Goodwill recognized upon consolidation resulting from the acquisition of stake increase in UBS Securities China	102
Other net assets recognized upon consolidation resulting from the acquisition of stake increase in UBS Securities China	278
Equity attributable to non-controlling interests recognized upon consoldation resulting from the acquisition of stake increase in UBS Securities China	$ 136
UBS AG
Disclosure Of Stake In UBS Securities China [Line Items]
Percentage of stake in UBS Securities China before acquisition	24.99%
Percentage of stake in UBS Securities China after acquisition	51.00%
Percentage of additional stake in UBS Securities China aquired in transaction	26.01%
Acquisition cost of stake increase in UBS Securities China	$ 125
Goodwill recognized upon consolidation resulting from the acquisition of stake increase in UBS Securities China	102
Other net assets recognized upon consolidation resulting from the acquisition of stake increase in UBS Securities China	278
Equity attributable to non-controlling interests recognized upon consoldation resulting from the acquisition of stake increase in UBS Securities China	$ 136